LOANS - Loan Portfolio by Maturity (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of loans and receivables [Line Items]
Loans and receivables	$ 182,128,114	$ 176,881,841
Loan portfolio
Disclosure of loans and receivables [Line Items]
Loans and receivables	182,128,114	176,881,841
Loan portfolio | Not later than one year [member]
Disclosure of loans and receivables [Line Items]
Loans and receivables	63,904,306	64,777,016
Loan portfolio | Later than one year and not later than three years [member]
Disclosure of loans and receivables [Line Items]
Loans and receivables	33,421,703	32,831,433
Loan portfolio | Later than three years and not later than five years [member]
Disclosure of loans and receivables [Line Items]
Loans and receivables	26,282,691	25,520,914
Loan portfolio | Later than five years [member]
Disclosure of loans and receivables [Line Items]
Loans and receivables	58,519,414	53,752,478
Commercial loans
Disclosure of loans and receivables [Line Items]
Loans and receivables	91,306,719	92,550,025
Commercial loans | Not later than one year [member]
Disclosure of loans and receivables [Line Items]
Loans and receivables	44,018,321	46,119,981
Commercial loans | Later than one year and not later than three years [member]
Disclosure of loans and receivables [Line Items]
Loans and receivables	18,223,388	18,810,647
Commercial loans | Later than three years and not later than five years [member]
Disclosure of loans and receivables [Line Items]
Loans and receivables	12,022,488	11,234,938
Commercial loans | Later than five years [member]
Disclosure of loans and receivables [Line Items]
Loans and receivables	17,042,522	16,384,459
Loans to consumers
Disclosure of loans and receivables [Line Items]
Loans and receivables	59,587,929	55,200,581
Loans to consumers | Not later than one year [member]
Disclosure of loans and receivables [Line Items]
Loans and receivables	16,949,266	15,798,783
Loans to consumers | Later than one year and not later than three years [member]
Disclosure of loans and receivables [Line Items]
Loans and receivables	11,080,750	10,507,521
Loans to consumers | Later than three years and not later than five years [member]
Disclosure of loans and receivables [Line Items]
Loans and receivables	10,905,187	10,794,506
Loans to consumers | Later than five years [member]
Disclosure of loans and receivables [Line Items]
Loans and receivables	20,652,726	18,099,771
Mortgages
Disclosure of loans and receivables [Line Items]
Loans and receivables	18,661,389	17,279,362
Mortgages | Not later than one year [member]
Disclosure of loans and receivables [Line Items]
Loans and receivables	325,908	287,133
Mortgages | Later than one year and not later than three years [member]
Disclosure of loans and receivables [Line Items]
Loans and receivables	583,177	504,727
Mortgages | Later than three years and not later than five years [member]
Disclosure of loans and receivables [Line Items]
Loans and receivables	734,982	676,978
Mortgages | Later than five years [member]
Disclosure of loans and receivables [Line Items]
Loans and receivables	17,017,322	15,810,524
Microcredit
Disclosure of loans and receivables [Line Items]
Loans and receivables	410,320	425,697
Microcredit | Not later than one year [member]
Disclosure of loans and receivables [Line Items]
Loans and receivables	225,439	226,651
Microcredit | Later than one year and not later than three years [member]
Disclosure of loans and receivables [Line Items]
Loans and receivables	171,325	182,245
Microcredit | Later than three years and not later than five years [member]
Disclosure of loans and receivables [Line Items]
Loans and receivables	11,060	13,345
Microcredit | Later than five years [member]
Disclosure of loans and receivables [Line Items]
Loans and receivables	2,496	3,456
Financial leasing
Disclosure of loans and receivables [Line Items]
Loans and receivables	12,161,757	11,426,176
Financial leasing | Not later than one year [member]
Disclosure of loans and receivables [Line Items]
Loans and receivables	2,385,372	2,344,468
Financial leasing | Later than one year and not later than three years [member]
Disclosure of loans and receivables [Line Items]
Loans and receivables	3,363,063	2,826,293
Financial leasing | Later than three years and not later than five years [member]
Disclosure of loans and receivables [Line Items]
Loans and receivables	2,608,974	2,801,147
Financial leasing | Later than five years [member]
Disclosure of loans and receivables [Line Items]
Loans and receivables	$ 3,804,348	$ 3,454,268